Income Taxes - Summary of Rollforward of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 57,225	$ 45,180	$ 34,435
Increase in valuation allowance	14,340	12,045	10,745
Balance at end of period	$ 71,565	$ 57,225	$ 45,180